Deutsche Bank Transformation - Impairment of goodwill and other intangible assets - Discount Rates (Tables)	6 Months Ended
Jun. 30, 2019
Deutsche Bank's Transformation - Impairment of goodwil and other intangible assets - Discount Rates [Abstract]
Deutsche Bank's Transformation - Impairment of goodwill and intangible assets - Discount Rates [text block table]

The discount rates applied in the estimation of the recoverable amounts were as follows:

	Discount rate (post-tax)
	2019	2018
Global Transaction Banking & Corporate Finance	8.6%	8.8%
Wealth Management	8.4%	9.0%